UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21852
RIVERSOURCE SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 04/30
Date of reporting period: 01/31

Investments in Affiliated Funds
RiverSource Retirement Plus 2010 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (63.1%)

	Shares	Value(a)
International (12.0%)
RiverSource Disciplined International Equity Fund	143,152	$950,530

U.S. Large Cap (46.0%)
RiverSource Disciplined Equity Fund	459,954	2,101,991
RiverSource Disciplined Large Cap Growth Fund	102,472	790,062
RiverSource Disciplined Large Cap Value Fund	101,822	756,541

Total		3,648,594

U.S. Small Mid Cap (5.1%)
RiverSource Disciplined Small and Mid Cap Equity Fund	58,756	403,656

Total Equity Funds (Cost: $4,941,383)		$5,002,780

Fixed Income Funds (32.1%)

	Shares	Value(a)
Global Bond (0.9%)
RiverSource Global Bond Fund	9,848	$68,440

High Yield (3.9%)
RiverSource High Yield Bond Fund	116,837	309,618

Inflation Protected Securities (3.2%)
RiverSource Inflation Protected Securities Fund	25,234	256,381

International (8.8%)
RiverSource Emerging Markets Bond Fund	66,944	700,907

Investment Grade (15.3%)
RiverSource Diversified Bond Fund	248,131	1,208,399

Total Fixed Income Funds (Cost: $2,351,501)		$2,543,745

Alternative Investments (2.7%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	21,123	(b)	$213,128

Total Alternative Investments (Cost: $208,617)			$213,128

Cash Equivalents (2.6%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	208,098	$208,098

Total Cash Equivalents (Cost: $208,098)		$208,098

Total Investments in Affiliated Funds (Cost: $7,709,599)(c)		$7,967,751

Notes to Investments in Affiliated Funds
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $7,710,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$438,000
Unrealized depreciation	(180,000)

Net unrealized appreciation	$258,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$7,967,751	$—	$—	$7,967,751

Investments in Affiliated Funds
RiverSource Retirement Plus 2015 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (71.6%)

	Shares	Value(a)
International (15.9%)
RiverSource Disciplined International Equity Fund	483,979	$3,213,621

U.S. Large Cap (50.5%)
RiverSource Disciplined Equity Fund	1,352,633	6,181,534
RiverSource Disciplined Large Cap Growth Fund	254,849	1,964,886
RiverSource Disciplined Large Cap Value Fund	275,314	2,045,583

Total		10,192,003

U.S. Small Mid Cap (5.2%)
RiverSource Disciplined Small and Mid Cap Equity Fund	151,793	1,042,817

Total Equity Funds (Cost: $13,610,460)		$14,448,441

Fixed Income Funds (26.8%)

	Shares	Value(a)
Global Bond (2.8%)
RiverSource Global Bond Fund	80,563	$559,910

High Yield (3.6%)
RiverSource High Yield Bond Fund	276,429	732,537

Inflation Protected Securities (3.2%)
RiverSource Inflation Protected Securities Fund	63,447	644,623

International (6.7%)
RiverSource Emerging Markets Bond Fund	129,752	1,358,504

Investment Grade (10.5%)
RiverSource Diversified Bond Fund	434,483	2,115,930

Total Fixed Income Funds (Cost: $5,030,039)		$5,411,504

Alternative Investments (0.9%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	17,886	(b)	$180,469

Total Alternative Investments (Cost: $174,937)			$180,469

Cash Equivalents (0.9%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	178,051	$178,051

Total Cash Equivalents (Cost: $178,051)		$178,051

Total Investments in Affiliated Funds (Cost: $18,993,487)(c)		$20,218,465

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $18,993,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,314,000
Unrealized depreciation	(89,000)

Net unrealized appreciation	$1,225,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$20,218,465	$—	$—	$20,218,465

Investments in Affiliated Funds
RiverSource Retirement Plus 2020 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (75.3%)

	Shares	Value(a)
International (17.6%)
RiverSource Disciplined International Equity Fund	588,839	$3,909,890

U.S. Large Cap (52.5%)
RiverSource Disciplined Equity Fund	1,641,419	7,501,287
RiverSource Disciplined Large Cap Growth Fund	279,817	2,157,392
RiverSource Disciplined Large Cap Value Fund	266,873	1,982,865

Total		11,641,544

U.S. Small Mid Cap (5.2%)
RiverSource Disciplined Small and Mid Cap Equity Fund	169,210	1,162,475

Total Equity Funds (Cost: $18,483,363)		$16,713,909

Fixed Income Funds (24.1%)

	Shares	Value(a)
Global Bond (2.3%)
RiverSource Global Bond Fund	72,876	$506,489

High Yield (4.5%)
RiverSource High Yield Bond Fund	374,099	991,362

Inflation Protected Securities (3.5%)
RiverSource Inflation Protected Securities Fund	77,410	786,482

International (6.4%)
RiverSource Emerging Markets Bond Fund	135,070	1,414,181

Investment Grade (7.4%)
RiverSource Diversified Bond Fund	338,824	1,650,070

Total Fixed Income Funds (Cost: $5,001,446)		$5,348,584

Alternative Investments (0.5%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	10,009	(b)	$100,986

Total Alternative Investments (Cost: $98,789)			$100,986

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	104,207	$104,207

Total Cash Equivalents (Cost: $104,207)		$104,207

Total Investments in Affiliated Funds (Cost: $23,687,805)(c)		$22,267,686

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $23,688,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$952,000
Unrealized depreciation	(2,372,000)

Net unrealized depreciation	($1,420,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$22,267,686	$—	$—	$22,267,686

Investments in Affiliated Funds
RiverSource Retirement Plus 2025 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.7%)

	Shares	Value(a)
International (19.4%)
RiverSource Disciplined International Equity Fund	721,898	$4,793,405

U.S. Large Cap (57.8%)
RiverSource Disciplined Equity Fund	2,095,214	9,575,129
RiverSource Disciplined Large Cap Growth Fund	324,716	2,503,564
RiverSource Disciplined Large Cap Value Fund	289,201	2,148,764

Total		14,227,457

U.S. Small Mid Cap (5.5%)
RiverSource Disciplined Small and Mid Cap Equity Fund	195,524	1,343,248

Total Equity Funds (Cost: $23,664,376)		$20,364,110

Fixed Income Funds (16.8%)

	Shares	Value(a)
Global Bond (0.8%)
RiverSource Global Bond Fund	27,976	$194,431

High Yield (4.0%)
RiverSource High Yield Bond Fund	368,335	976,087

Inflation Protected Securities (3.3%)
RiverSource Inflation Protected Securities Fund	80,623	819,130

International (4.0%)
RiverSource Emerging Markets Bond Fund	94,764	992,182

Investment Grade (4.7%)
RiverSource Diversified Bond Fund	236,072	1,149,670

Total Fixed Income Funds (Cost: $3,885,655)		$4,131,500

Alternative Investments (0.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	8,157	(b)	$82,300

Total Alternative Investments (Cost: $80,367)			$82,300

Cash Equivalents (0.3%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	80,462	$80,462

Total Cash Equivalents (Cost: $80,462)		$80,462

Total Investments in Affiliated Funds (Cost: $27,710,860)(c)		$24,658,372

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $27,711,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$805,000
Unrealized depreciation	(3,858,000)

Net unrealized depreciation	$(3,053,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$24,658,372	$—	$—	$24,658,372

Investments in Affiliated Funds
RiverSource Retirement Plus 2030 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.7%)

	Shares	Value(a)
International (19.4%)
RiverSource Disciplined International Equity Fund	712,953	$4,734,008

U.S. Large Cap (57.9%)
RiverSource Disciplined Equity Fund	2,072,142	9,469,689
RiverSource Disciplined Large Cap Growth Fund	321,359	2,477,681
RiverSource Disciplined Large Cap Value Fund	286,026	2,125,173

Total		14,072,543

U.S. Small Mid Cap (5.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	192,750	1,324,191

Total Equity Funds (Cost: $21,682,883)		$20,130,742

Fixed Income Funds (16.8%)

	Shares	Value(a)
Global Bond (0.8%)
RiverSource Global Bond Fund	27,639	$192,091

High Yield (4.0%)
RiverSource High Yield Bond Fund	364,007	964,617

Inflation Protected Securities (3.3%)
RiverSource Inflation Protected Securities Fund	79,852	811,295

International (4.0%)
RiverSource Emerging Markets Bond Fund	93,649	980,505

Investment Grade (4.7%)
RiverSource Diversified Bond Fund	232,923	1,134,335

Total Fixed Income Funds (Cost: $3,795,339)		$4,082,843

Alternative Investments (0.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	8,037	(b)	$81,095

Total Alternative Investments (Cost: $79,143)			$81,095

Cash Equivalents (0.3%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	79,352	$79,352

Total Cash Equivalents (Cost: $79,352)		$79,352

Total Investments in Affiliated Funds (Cost: $25,636,717)(c)		$24,374,032

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $25,637,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$773,000
Unrealized depreciation	(2,036,000)

Net unrealized depreciation	$(1,263,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$24,374,032	$—	$—	$24,374,032

Investments in Affiliated Funds
RiverSource Retirement Plus 2035 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.7%)

	Shares	Value(a)
International (19.5%)
RiverSource Disciplined International Equity Fund	517,975	$3,439,356

U.S. Large Cap (57.8%)
RiverSource Disciplined Equity Fund	1,504,589	6,875,971
RiverSource Disciplined Large Cap Growth Fund	233,322	1,798,915
RiverSource Disciplined Large Cap Value Fund	207,693	1,543,157

Total		10,218,043

U.S. Small Mid Cap (5.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	140,361	964,283

Total Equity Funds (Cost: $16,451,372)		$14,621,682

Fixed Income Funds (16.8%)

	Shares	Value(a)
Global Bond (0.8%)
RiverSource Global Bond Fund	20,093	$139,646

High Yield (4.0%)
RiverSource High Yield Bond Fund	265,182	702,733

Inflation Protected Securities (3.3%)
RiverSource Inflation Protected Securities Fund	57,993	589,209

International (4.0%)
RiverSource Emerging Markets Bond Fund	68,021	712,182

Investment Grade (4.7%)
RiverSource Diversified Bond Fund	169,069	823,368

Total Fixed Income Funds (Cost: $2,784,466)		$2,967,138

Alternative Investments (0.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	5,847	(b)	$59,001

Total Alternative Investments (Cost: $57,636)			$59,001

Cash Equivalents (0.3%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	57,649	$57,649

Total Cash Equivalents (Cost: $57,649)		$57,649

Total Investments in Affiliated Funds (Cost: $19,351,123)(c)		$17,705,470

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $19,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$563,000
Unrealized depreciation	(2,209,000)

Net unrealized depreciation	$(1,646,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$17,705,470	$—	$—	$17,705,470

Investments in Affiliated Funds
RiverSource Retirement Plus 2040 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.8%)

	Shares	Value(a)
International (19.5%)
RiverSource Disciplined International Equity Fund	369,831	$2,455,676

U.S. Large Cap (57.9%)
RiverSource Disciplined Equity Fund	1,075,219	4,913,751
RiverSource Disciplined Large Cap Growth Fund	166,851	1,286,424
RiverSource Disciplined Large Cap Value Fund	148,368	1,102,371

Total		7,302,546

U.S. Small Mid Cap (5.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	99,585	684,151

Total Equity Funds (Cost: $11,207,968)		$10,442,373

Fixed Income Funds (16.8%)

	Shares	Value(a)
Global Bond (0.8%)
RiverSource Global Bond Fund	14,366	$99,846

High Yield (4.0%)
RiverSource High Yield Bond Fund	188,638	499,890

Inflation Protected Securities (3.3%)
RiverSource Inflation Protected Securities Fund	41,578	422,435

International (4.0%)
RiverSource Emerging Markets Bond Fund	48,582	508,658

Investment Grade (4.7%)
RiverSource Diversified Bond Fund	121,392	591,178

Total Fixed Income Funds (Cost: $1,985,790)		$2,122,007

Alternative Investments (0.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	4,170	(b)	$42,073

Total Alternative Investments (Cost: $41,167)			$42,073

Cash Equivalents (0.3%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	41,245	$41,245

Total Cash Equivalents (Cost: $41,245)		$41,245

Total Investments in Affiliated Funds (Cost: $13,276,170)(c)		$12,647,698

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $13,276,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$402,000
Unrealized depreciation	(1,030,000)

Net unrealized depreciation	$(628,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan.31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$12,647,698	$—	$—	$12,647,698

Investments in Affiliated Funds
RiverSource Retirement Plus 2045 Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (82.8%)

	Shares	Value(a)
International (19.5%)
RiverSource Disciplined International Equity Fund	337,583	$2,241,552

U.S. Large Cap (57.9%)
RiverSource Disciplined Equity Fund	981,823	4,486,932
RiverSource Disciplined Large Cap Growth Fund	152,113	1,172,791
RiverSource Disciplined Large Cap Value Fund	135,556	1,007,183

Total		6,666,906

U.S. Small Mid Cap (5.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	91,570	629,084

Total Equity Funds (Cost: $9,382,712)		$9,537,542

Fixed Income Funds (16.8%)

	Shares	Value(a)
Global Bond (0.8%)
RiverSource Global Bond Fund	13,085	$90,941

High Yield (4.0%)
RiverSource High Yield Bond Fund	171,979	455,743

Inflation Protected Securities (3.3%)
RiverSource Inflation Protected Securities Fund	37,756	383,606

International (4.0%)
RiverSource Emerging Markets Bond Fund	44,322	464,055

Investment Grade (4.7%)
RiverSource Diversified Bond Fund	110,404	537,669

Total Fixed Income Funds (Cost: $1,799,015)		$1,932,014

Alternative Investments (0.3%)

	Shares		Value(a)
RiverSource Absolute Return Currency and Income Fund	3,811	(b)	$38,450

Total Alternative Investments (Cost: $37,435)			$38,450

Cash Equivalents (0.3%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	37,552	$37,552

Total Cash Equivalents (Cost: $37,552)		$37,552

Total Investments in Affiliated Funds (Cost: $11,256,714)(c)		$11,545,558

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $11,257,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$479,000
Unrealized depreciation	(190,000)

Net unrealized appreciation	$289,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$11,545,558	$—	$—	$11,545,558

Portfolio of Investments
RiverSource 120/20 Contrarian Equity Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.4%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.0%)
Spirit AeroSystems Holdings Cl A	18,285	(b)	$392,213

Airlines (1.3%)
AMR	18,055	(b)	124,941
Continental Airlines Cl B	2,856	(b)	52,522
Delta Air Lines	21,150	(b)	258,664
US Airways Group	16,669	(b)	88,512

Total			524,639

Capital Markets (0.1%)
Artio Global Investors	2,167	(b)	53,135

Chemicals (4.8%)
Agrium	6,746	(c)	380,137
Dow Chemical	25,167		681,774
EI du Pont de Nemours & Co	25,422		829,012

Total			1,890,923

Commercial Banks (0.6%)
Wells Fargo & Co	8,901		253,055

Commercial Services & Supplies (0.9%)
Ritchie Bros Auctioneers	16,559	(c)	348,070

Communications Equipment (3.7%)
Brocade Communications Systems	95,201	(b)	654,031
Cisco Systems	35,009	(b)	786,652

Total			1,440,683

Computers & Peripherals (3.5%)
Hewlett-Packard	28,797		1,355,475

Diversified Financial Services (4.1%)
Bank of America	97,090		1,473,826
PICO Holdings	4,215	(b)	132,309

Total			1,606,135

Diversified Telecommunication Services (1.4%)
Qwest Communications Intl	132,065		555,994

Electrical Equipment (2.7%)
Cooper Inds Cl A	24,414		1,047,361

Energy Equipment & Services (5.0%)
Baker Hughes	10,295		466,158
Halliburton	15,378		449,191
Transocean	9,344	(b,c)	791,811
Weatherford Intl	16,656	(b,c)	261,166

Total			1,968,326

Issuer	Shares		Value(a)
Food & Staples Retailing (2.5%)
CVS Caremark	30,318		981,394

Health Care Providers & Services (1.0%)
Universal Health Services Cl B	13,910		405,616

Household Products (1.3%)
Clorox	8,579		507,619

Insurance (9.5%)
ACE	17,495	(b,c)	861,979
Chubb	11,464		573,200
Everest Re Group	10,160	(c)	871,118
XL Capital Cl A	83,369	(c)	1,398,098

Total			3,704,395

IT Services (1.8%)
Accenture Cl A	17,547	(c)	719,252

Life Sciences Tools & Services (2.2%)
Life Technologies	9,642	(b)	479,303
Thermo Fisher Scientific	8,657	(b)	399,521

Total			878,824

Machinery (6.7%)
Caterpillar	9,908		517,594
Deere & Co	14,570		727,771
Eaton	7,319		448,216
Ingersoll-Rand	17,108	(c)	555,325
Parker Hannifin	6,815		381,027

Total			2,629,933

Media (3.7%)
Natl CineMedia	49,084		735,278
Regal Entertainment Group Cl A	47,806		706,095

Total			1,441,373

Metals & Mining (1.9%)
Freeport-McMoRan Copper & Gold	5,043		336,318
Nucor	10,473		427,298

Total			763,616

Multiline Retail (1.8%)
Kohl’s	14,190	(b)	714,750

Multi-Utilities (2.4%)
Sempra Energy	18,601		944,001

Oil, Gas & Consumable Fuels (2.9%)
Enbridge	17,652	(c)	767,332
Suncor Energy	11,746	(c)	371,761

Total			1,139,093

Pharmaceuticals (8.1%)
Bristol-Myers Squibb	27,259		664,029
Mylan	91,420	(b)	1,666,587
Pfizer	43,148		805,142

Total			3,135,758

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (3.7%)
Intel	55,522		1,077,127
LSI	72,868	(b)	363,611

Total			1,440,738

Software (7.7%)
Check Point Software Technologies	12,232	(b,c)	391,179
Microsoft	37,504		1,056,863
Oracle	52,143		1,202,418
Symantec	21,776	(b)	369,103

Total			3,019,563

Specialty Retail (2.3%)
Bed Bath & Beyond	13,555	(b)	524,578
Best Buy	10,787		395,344

Total			919,922

Tobacco (3.7%)
Lorillard	18,980		1,436,786

Trading Companies & Distributors (2.1%)
WW Grainger	8,457		839,611

Total Common Stocks (Cost: $39,916,424)			$37,058,253

Preferred Stocks (0.7%)

Issuer	Shares		Value(a)
Banking
Bank of America
Cv	19,169	(b)	$289,452

Total Preferred Stocks (Cost: $287,535)			$289,452

Bonds (0.4%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor Sr Unsecured Cv 11-15-16	4.25%	$114,000	$154,926

Total Bonds (Cost: $114,000)			$154,926

Money Market Fund (7.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	2,786,637	(d)	$2,786,637

Total Money Market Fund (Cost: $2,786,637)			$2,786,637

Total Investments in Securities (Cost: $43,104,596)(e)			$40,289,268

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund receives	Fund pays	date	amount	appreciation	depreciation

JPMorgan Chase Bank, N.A.	Total return on a custom basket of airline industry securities	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	$613,662	$—	$(45,466)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Dow Jones U.S. Select Oil Exploration & Production Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	835,423	—	(71,912)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	1,327,971	—	(129,269)

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 26, 2010	2,002,189	117,627	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	1,762,218	—	(144,196)

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 26, 2010	1,959,608	162,555	—

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	780,477	—	(54,048)

JPMorgan Chase Bank, N.A.	Total return on a custom basket of securities in the following sectors:	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 26, 2010	2,118,260	—	(191,851)
	industrials, energy, information technology, financials, consumer discretionary, health care, consumer staples, materials, utilities, and telecommunication services

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of consumer staples sector securities	Nov. 26, 2010	1,684,635	40,740	—

JPMorgan Chase Bank, N.A.	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Utilities Select Sector Index	Nov. 26, 2010	1,575,535	93,298	—

Total					$414,220	$(636,742)
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 19.66% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(e)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $43,105,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,389,000
Unrealized depreciation	(5,205,000)
Net unrealized depreciation	$(2,816,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$37,058,253	$—	$—	$37,058,253
Preferred Stocks (a)	289,452	—	—	289,452

Total Equity Securities	37,347,705	—	—	37,347,705

Bonds
Corporate Debt Securities	—	154,926	—	154,926

Total Bonds	—	154,926	—	154,926

Other
Affiliated Money Market Fund (b)	2,786,637	—	—	2,786,637

Total Other	2,786,637	—	—	2,786,637

Investments in Securities	40,134,342	154,926	—	40,289,268
Other Financial Instruments (c)	—	(222,522)	—	(222,522)

Total	$40,134,342	$(67,596)	$—	$40,066,746

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource Recovery and Infrastructure Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (6.0%)
Boeing	86,782	(d)	$5,258,989
Goodrich	39,784		2,463,027
Honeywell Intl	224,330		8,668,111
ITT	182,006		8,792,711

Total			25,182,838

Airlines (1.5%)
Delta Air Lines	505,567	(b,d)	6,183,084

Automobiles (2.7%)
Ford Motor	1,060,246	(b,d)	11,493,067

Chemicals (4.6%)
Dow Chemical	297,588		8,061,659
EI du Pont de Nemours & Co	142,415		4,644,153
Nalco Holding	282,209		6,654,488

Total			19,360,300

Communications Equipment (6.4%)
Harris	111,492		4,785,237
Opnext	515,170	(b,d)	973,671
Telefonaktiebolaget LM Ericsson ADR	412,091	(c,d)	3,989,041
Tellabs	2,668,692	(b)	17,159,689

Total			26,907,638

Computers & Peripherals (1.6%)
EMC	401,514	(b)	6,693,238

Construction & Engineering (14.7%)
Chicago Bridge & Iron	682,264	(b,c)	13,843,136
Fluor	49,081		2,225,333
Foster Wheeler	431,545	(b)	12,074,629
Insituform Technologies Cl A	319,784	(b,d)	6,549,176
Jacobs Engineering Group	158,536	(b,d)	5,991,075
KBR	647,589	(d)	12,129,342
Quanta Services	268,849	(b)	4,898,429
Shaw Group	129,330	(b)	4,176,066

Total			61,887,186

Construction Materials (1.2%)
Martin Marietta Materials	32,077		2,539,857
Vulcan Materials	54,159	(d)	2,393,286

Total			4,933,143

Electrical Equipment (4.0%)
ABB ADR	526,326	(b,c,d)	9,489,657

Issuer	Shares		Value(a)
Cooper Inds Cl A	169,635		7,277,342

Total			16,766,999

Electronic Equipment, Instruments & Components (14.3%)
Celestica	375,919	(b,c)	3,699,043
Coherent	302,177	(b,d)	8,968,613
Flextronics Intl	2,170,717	(b,c)	13,762,346
Newport	604,589	(b,d)	5,145,052
Sanmina-SCI	2,153,571	(b,d)	28,427,138

Total			60,002,192

Energy Equipment & Services (7.8%)
Baker Hughes	194,703	(d)	8,816,152
Halliburton	409,419		11,959,129
Schlumberger	61,168		3,881,721
Transocean	97,430	(b,c)	8,256,218

Total			32,913,220

Health Care Equipment & Supplies (0.5%)
Teleflex	35,171	(d)	2,010,374

Health Care Technology (2.4%)
Allscripts-Misys Healthcare Solutions	179,450	(b,d)	2,953,747
Cerner	66,197	(b,d)	5,007,803
Quality Systems	39,455	(d)	2,033,511

Total			9,995,061

Industrial Conglomerates (4.1%)
McDermott Intl	399,874	(b)	9,445,024
Textron	154,510	(d)	3,017,580
Tyco Intl	130,433	(c)	4,621,241

Total			17,083,845

Life Sciences Tools & Services (0.5%)
PerkinElmer	109,649		2,208,331

Machinery (15.1%)
AGCO	220,782	(b,d)	6,824,372
Astec Inds	266,569	(b,d)	6,634,902
Caterpillar	151,681		7,923,814
CNH Global	42,152	(b,c,d)	998,581
Crane	84,280	(d)	2,572,226
Deere & Co	146,603		7,322,820
Eaton	62,370		3,819,539
ESCO Technologies	43,708	(d)	1,428,815
Ingersoll-Rand	97,463	(c)	3,163,649
Parker Hannifin	69,827		3,904,028
Terex	649,981	(b,d)	12,707,128
Trinity Inds	351,836	(d)	5,502,715

Total			62,802,589

Metals & Mining (5.2%)
Alcoa	869,302	(d)	11,066,215
Freeport-McMoRan Copper & Gold	160,057		10,674,201

Total			21,740,416

Issuer	Shares		Value(a)
Multi-Utilities (1.1%)
Veolia Environnement ADR	143,252	(c,d)	4,695,801

Oil, Gas & Consumable Fuels (1.8%)
El Paso	589,957		5,988,064
Petroleo Brasileiro ADR	43,516	(c,d)	1,765,444

Total			7,753,508

Paper & Forest Products (0.4%)
Weyerhaeuser	47,234	(d)	1,884,637
Road & Rail (0.5%)
Union Pacific	36,072		2,182,356

Semiconductors & Semiconductor Equipment (2.8%)
Brooks Automation	709,130	(b,d)	5,914,144
Intel	302,614		5,870,712

Total			11,784,856

Total Common Stocks (Cost: $329,172,063)			$416,464,679

Money Market Fund (1.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	4,023,120	(e)	$4,023,120

Total Money Market Fund (Cost: $4,023,120)			$4,023,120

Investments of Cash Collateral Received for Securities on Loan (18.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	76,278,584	$76,278,584

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $76,278,584)		$76,278,584

Total Investments in Securities (Cost: $409,473,767)(f)		$496,766,383

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities represented 16.26% of net assets.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $409,474,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$91,800,000
Unrealized depreciation	(4,508,000)

Net unrealized appreciation	$87,292,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$416,464,679	$—	$—	$416,464,679

Total Equity Securities	416,464,679	—	—	416,464,679

Other
Affiliated Money Market Fund (b)	4,023,120	—	—	4,023,120
Investments of Cash Collateral Received for Securities on Loan (c)	76,278,584	—	—	76,278,584

Total Other	80,301,704	—	—	80,301,704

Total	$496,766,383	$—	$—	$496,766,383

(a)	Industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                 RiverSource Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 31, 2010